Deposits - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 469,089
Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	406,867	$ 385,594
Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	328,469
Canada [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	277,253	269,262
United States [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	95,055
United States [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	84,052	73,226
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	45,565
Other Countries [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 45,562	$ 43,106